Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Disclosures (Tables) [Line Items]
Schedule of information by operating segment
	Three Months Ended September 30, 2021				Nine Months Ended September 30, 2021
	Spectrum Global	Technology	Construction	Total	Spectrum Global	Technology	Construction	Total
Net sales	$-	$8,691,334	$2,676,699	$11,368,033	$-	$15,467,351	$8,768,586	$24,235,937
Operating (loss) income	(625,679)	(762,267)	253,583	(1,134,363)	(1,416,012)	(1,616,537)	1,564,914	(1,467,635)
Interest expense	226,656	47,822	3,090	$277,568	239,318	137,571	3,090	$379,979
Depreciation and amortization	-	153,289	24,794	178,083	-	218,664	37,346	256,010
Total assets as of September 30, 2021	1,021,785	33,139,807	3,393,650	37,555,242	1,021,785	33,139,807	3,393,650	37,555,242

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Technology	Construction	Total	Technology	Construction	Total
Net sales	$2,069,843	$1,580,536	$3,650,379	$7,775,868	$4,619,021	$12,394,889
Operating (loss) income	(562,776)	(38,816)	(601,592)	(1,141,203)	216,892	(924,311)
Interest expense	53,782	-	53,782	122,198	-	122,198
Depreciation and amortization	26,404	-	26,404	74,608	-	74,608
Total assets as of December 31, 2020	7,086,367	1,892,077	8,978,444	7,086,367	1,892,077	8,978,444

Schedule of geographic information
	Revenues
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Long-lived Assets as of September 30, 2021
Puerto Rico and Canada	$540,559	$645,720	$11,858
United States	10,827,474	23,590,217	26,703,217
Consolidated total	11,368,033	24,235,937	26,715,075

	Revenues
	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020	Long-lived Assets as of December 31, 2020
Puerto Rico	$-	$-	$-
United States	3,650,379	12,394,889	5,793,317
Consolidated total	3,650,379	12,394,889	5,793,317

Spectrum Global Solutions, Inc. [Member]
Segment Disclosures (Tables) [Line Items]
Schedule of information by operating segment
	Year Ended December 31, 2020
	Spectrum Global	ADEX/AWS PR/TROP	Total
Net sales	$-	$18,677,444	$18,677,444
Operating loss	(3,815,443)	(489,339)	(4,304,782)
Interest expense	878,050	179,014	1,057,064
Depreciation and amortization	-	54,248	54,248
Total assets as of December 31, 2020	63,667	4,263,725	4,327,392

	Year Ended December 31, 2019
	Spectrum Global	ADEX/AWS	Total
Net sales	$-	$25,496,071	$25,496,071
Operating (loss) income	(3,768,757)	278,736	(3,490,021)
Interest expense	1,208,441	481,737	1,690,178
Depreciation and amortization	-	52,696	52,696
Total assets as of December 31, 2019	11,783	5,649,146	5,660,929

Schedule of geographic information
	Revenues For The Year Ended December 31, 2020	Long-lived Assets as of December 31, 2020
Puerto Rico and Canada	$1,257,230	$14,186
United States	17,420,214	1,070,608
Consolidated total	18,677,444	1,084,794

	Revenues For The Year Ended December 31, 2019	Long-lived Assets as of December 31, 2019
Puerto Rico and Canada	$1,629,319	$9,698
United States	23,866,752	1,103,128
Consolidated total	25,496,071	1,112,826